Segment information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of segment reporting

The following table presents the information by segment for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Alibaba China E-commerce Group
Revenue	490,101	508,380	554,217
Costs and expenses (i)	(303,131)	(315,157)	(446,708)
Adjusted EBITA (ii)	186,970	193,223	107,509

Alibaba International Digital Commerce Group
Revenue	102,598	132,300	144,170
Costs and expenses (i)	(110,633)	(147,437)	(146,221)
Adjusted EBITA (ii)	(8,035)	(15,137)	(2,051)

Cloud Intelligence Group
Revenue	106,374	118,028	158,132
Costs and expenses (i)	(100,253)	(107,472)	(143,867)
Adjusted EBITA (ii)	6,121	10,556	14,265

All others
Revenue	317,539	338,347	254,367
Costs and expenses (i)	(328,791)	(347,846)	(290,104)
Adjusted EBITA (ii)	(11,252)	(9,499)	(35,737)

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

The following table presents the reconciliation from the total segments Adjusted EBITA to the consolidated net income for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Total segments Adjusted EBITA	173,804	179,143	83,986
Unallocated (iii)	(6,190)	(4,337)	(5,150)
Inter-segment elimination	(2,586)	(1,741)	(2,420)
Non-cash share-based compensation expense	(18,546)	(13,970)	(11,180)
Amortization and impairment of intangible assets	(21,592)	(6,336)	(5,079)
Impairment of goodwill, and others	(11,540)	(11,854)	(10,007)
Consolidated income from operations	113,350	140,905	50,150
Interest and investment income, net	(9,964)	20,759	87,512
Interest expense	(7,947)	(9,596)	(9,793)
Other income, net	6,157	3,387	1,518
Income tax expenses	(22,529)	(35,445)	(30,045)
Share of results of equity method investees	(7,735)	5,966	2,785
Consolidated net income	71,332	125,976	102,127

Schedule of depreciation and impairment of property and equipment and land use rights by segment

The following table presents the depreciation and impairment of property and equipment, and operating lease cost relating to land use rights by segment for the years ended March 31, 2024, 2025 and 2026:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Alibaba China E-commerce Group	532	155	94
Alibaba International Digital Commerce Group	961	1,137	878
Cloud Intelligence Group	14,335	15,911	28,921
All others	8,622	7,818	3,589
Total segments depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	24,450	25,021	33,482

(i)
Segment costs and expenses primarily comprise components that are included in cost of revenue, product development expenses, sales and marketing expenses, as well as general and administrative expenses.
(ii)
Adjusted EBITA represents net income before interest and investment income, net, interest expense, other income, net, income tax expenses, share of results of equity method investees, certain non-cash expenses, consisting of share-based compensation expense, amortization and impairment of intangible assets, impairment of goodwill, and others, which the Company does not believe are reflective of the Company's core operating performance during the periods presented.
(iii)
Unallocated primarily relates to certain costs incurred by corporate functions and other miscellaneous items that are not allocated to individual segments.